8. Subordinated Debt: Maturity and redemption information relating to Subordinated Debt (Details) - Subordinated Debt	12 Months Ended
Dec. 31, 2017 USD ($)
Based on Maturity Date
Amount Maturing or Redeemable at Option of Holder	$ 33,487,903
Based on Maturity Date | 2018
Amount Maturing or Redeemable at Option of Holder	6,287,336
Based on Maturity Date | 2019
Amount Maturing or Redeemable at Option of Holder	8,695,343
Based on Maturity Date | 2020
Amount Maturing or Redeemable at Option of Holder	7,609,661
Based on Maturity Date | 2021
Amount Maturing or Redeemable at Option of Holder	10,895,563
Based on Interest Adjustment Period
Amount Maturing or Redeemable at Option of Holder	33,487,903
Based on Interest Adjustment Period | 2018
Amount Maturing or Redeemable at Option of Holder	19,775,911
Based on Interest Adjustment Period | 2019
Amount Maturing or Redeemable at Option of Holder	9,173,568
Based on Interest Adjustment Period | 2020
Amount Maturing or Redeemable at Option of Holder	1,776,730
Based on Interest Adjustment Period | 2021
Amount Maturing or Redeemable at Option of Holder	$ 2,761,694